PLAN PARTICIPANTS (Details) - EBP France	12 Months Ended
	Jun. 30, 2025 participant employee	Jun. 30, 2024 employee participant
EBP, Description of Plan [Line Items]
Number of participants | participant	2,251	2,240
Number of employees collecting year group profit sharing | employee	853	807